Available-for-Sale-Securities - Contractual Maturities (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
Less than one year		$ 91,522	$ 30,750
Greater than one year		0	0
Cost	$ 86,615	91,522	30,750
Estimated Fair Value
Less than one year		91,452	30,737
Greater than one year		0	0
Total estimated fair value	$ 86,419	$ 91,452	$ 30,737